STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (23,961)	€ (68,132)	€ (39,700)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	19	(33)	22
Cash Flow Hedge	(2)
Tax impact	0	0	0
Other comprehensive income (loss) that will not be reclassified subsequently to income (loss)	18	(33)	22
Currency translation adjustment	(36)	6	16
Tax impact	0	0	0
Other comprehensive income (loss) that may be reclassified subsequently to income (loss)	(36)	6	16
Total other comprehensive income (loss)	(18)	(27)	39
Total comprehensive income (loss)	€ (23,979)	€ (68,159)	€ (39,661)